Financial Instruments - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [abstract]
Fair value of financial instruments transferred from Level 1 to Level 2	£ 0
Fair value of financial instruments transferred from Level 2 to Level 1	0
Fair value of financial instruments transferred from Level 2 to Level 3		£ 56
Fair value of financial instruments transferred from Level 3 to Level 2	0	0
Exposure to wrong-way risk	0	0
Disclosure of financial liabilities [abstract]
Fair value of financial instruments transferred from Level 2 to Level 3		35
Fair value of financial instruments transferred from Level 3 to Level 2	£ 0	£ 0